Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	36-1124040
Plan number	004
Participant loans (3.50% to 8.25% interest rates, various maturities)	$ 1,487,994
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.50%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.25%